SCHEDULE OF INVENTORY PURCHASES FROM SUPPLIERS (Details) - Five Largest Suppliers [Member]	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Garment Manufacturing Segment [Member]
Concentration Risk [Line Items]
Percentage of inventory purchase	100.00%	97.90%	98.70%	92.70%
Logistic Services Segment [Member]
Concentration Risk [Line Items]
Percentage of inventory purchase	61.60%	97.87%	49.90%	25.60%
Property Management and Subleasing [Member]
Concentration Risk [Line Items]
Percentage of inventory purchase	100.00%		100.00%
Eepidemic Prevention Supplies [Member]
Concentration Risk [Line Items]
Percentage of inventory purchase		100.00%	90.80%